Investment Portfolioas of August 31, 2022 (Unaudited)
DWS CROCI® Equity Dividend Fund
	Shares	Value ($)

Common Stocks 99.7%
Consumer Discretionary 6.9%
Household Durables 4.5%
Garmin Ltd.	217,928	19,284,449
Whirlpool Corp.	138,714	21,722,612
		41,007,061
Specialty Retail 2.4%
Best Buy Co., Inc.	299,518	21,172,928
Consumer Staples 25.6%
Beverages 2.5%
PepsiCo, Inc.	134,656	23,197,189
Food Products 12.8%
Campbell Soup Co.	471,528	23,755,581
Conagra Brands, Inc.	689,074	23,690,364
General Mills, Inc.	307,935	23,649,408
The J.M. Smucker Co.	174,299	24,400,117
Tyson Foods, Inc. "A"	277,412	20,911,316
		116,406,786
Household Products 5.0%
Colgate-Palmolive Co.	297,851	23,294,927
Procter & Gamble Co.	159,709	22,030,259
		45,325,186
Tobacco 5.3%
Altria Group, Inc.	531,482	23,980,468
Philip Morris International, Inc.	249,459	23,820,840
		47,801,308
Energy 3.0%
Oil, Gas & Consumable Fuels
Pioneer Natural Resources Co.	107,009	27,096,819
Financials 17.6%
Banks 12.7%
JPMorgan Chase & Co.	199,504	22,689,590
KeyCorp.	1,263,653	22,354,022
Regions Financial Corp.	1,141,538	24,737,128
U.S. Bancorp.	482,739	22,017,726
Zions Bancorp NA	433,710	23,867,061
		115,665,527
Capital Markets 2.4%
Bank of New York Mellon Corp.	528,087	21,931,453
Consumer Finance 2.5%
Synchrony Financial	688,344	22,543,266

Health Care 16.5%
Biotechnology 7.3%
AbbVie, Inc.	151,739	20,402,826
Amgen, Inc.	91,638	22,020,611
Gilead Sciences, Inc.	366,529	23,263,596
		65,687,033
Pharmaceuticals 9.2%
Bristol-Myers Squibb Co.	310,394	20,923,660
Johnson & Johnson	132,607	21,394,813
Merck & Co., Inc.	248,383	21,201,973
Pfizer, Inc.	446,158	20,179,726
		83,700,172
Industrials 12.9%
Aerospace & Defense 2.7%
Lockheed Martin Corp.	58,650	24,639,451
Air Freight & Logistics 2.8%
C.H. Robinson Worldwide, Inc.	224,498	25,626,447
Building Products 2.4%
Masco Corp.	418,543	21,291,282
Machinery 2.6%
Cummins, Inc.	111,424	23,997,387
Professional Services 2.4%
ManpowerGroup, Inc.	294,552	21,596,553
Information Technology 9.5%
Communications Equipment 2.5%
Cisco Systems, Inc.	518,042	23,166,838
IT Services 5.0%
Amdocs Ltd.	267,586	22,870,576
International Business Machines Corp.	175,380	22,527,561
		45,398,137
Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	567,996	18,130,432
Materials 2.3%
Chemicals
LyondellBasell Industries NV "A"	256,248	21,268,584
Utilities 5.4%
Electric Utilities 2.7%
PPL Corp.	842,201	24,491,205
Multi-Utilities 2.7%
Sempra Energy	150,145	24,769,421
Total Common Stocks (Cost $903,297,714)		905,910,465

Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 2.09% (a) (Cost $1,687,895)	1,687,895	1,687,895

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $904,985,609)	99.9	907,598,360
Other Assets and Liabilities, Net	0.1	955,886
Net Assets	100.0	908,554,246
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2022 are as follows:
Value ($) at 11/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.0% (a) (b)
638,175	—	638,175 (c)	—	—	3,024	—	—	—
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 2.09% (a)
4,576,209	54,804,097	57,692,411	—	—	24,064	—	1,687,895	1,687,895
5,214,384	54,804,097	58,330,586	—	—	27,088	—	1,687,895	1,687,895

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2022.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$905,910,465	$—	$—	$905,910,465
Short-Term Investments	1,687,895	—	—	1,687,895
Total	$907,598,360	$—	$—	$907,598,360

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCEDF-PH3
R-080548-1 (1/23)